Other expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of other expense

For the year ended December 31	Note	2024	2023
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans	29	(269)	(103)
Equity (losses) income from investments in associates and joint ventures	20
Loss on investment		(247)	(581)
Operations		10	28
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets		(38)	11
Interest income		123	67
Gains on investments		57	80
Early debt redemption costs	25	—	(1)
Other		59	33
Total other expense		(305)	(466)